Summary of Changes in Warrants (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of purchase share outstanding, Beginning of the period | shares	7,844,329	35,865,312
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 0.10	$ 0.10
Warrants, Issued | shares	105,055,189	14,017,663
Weighted Average Exercise Price, Issued | $ / shares	$ 0.34	$ 0.10
Warrants, Excercised | shares	(10,926,828)	(31,270,314)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.13	$ 0.09
Warrants, Expired | shares	(35,001)	(10,768,332)
Weighted Average Exercise Price, Expired | $ / shares	$ 0.07	$ 0.13
Number of purchase share outstanding, Ending of the period | shares	101,937,689	7,844,329
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	$ 0.34	$ 0.10